AST BOND PORTFOLIO 2031
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 94.8%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	6,451,877	$68,970,562
(cost $64,430,163)

Short-Term Investment — 3.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,751,391)	2,751,391	2,751,391

TOTAL INVESTMENTS—98.6% (cost $67,181,554)(wa)		71,721,953

Other assets in excess of liabilities(z) — 1.4%		996,022

Net Assets — 100.0%		$72,717,975

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
710	10 Year U.S. Treasury Notes	Jun. 2025	$78,965,313	$1,239,062
Short Positions:
87	2 Year U.S. Treasury Notes	Jun. 2025	18,023,953	(73,039)
243	5 Year U.S. Treasury Notes	Jun. 2025	26,281,969	(252,217)
55	10 Year U.S. Ultra Treasury Notes	Jun. 2025	6,276,875	(75,862)
84	20 Year U.S. Treasury Bonds	Jun. 2025	9,851,625	(153,305)
47	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	5,745,750	(118,499)
				(672,922)
				$566,140
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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